RELATED PARTY TRANSACTIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Related Party Transaction [Line Items]
Total rental income	$ 44,852	$ 47,820	$ 44,467